SCHEDULE OF FAIR VALUE OF OPTIONS ESTIMATED USING VALUATION ASSUMPTIONS (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	36.37%
Risk-free interest rate (%)	0.06%
Exercise multiple	$ 0.73
Warrant Value per share	$ 0.57
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Dividend yield (%)
Expected volatility (%)	73.28%
Risk-free interest rate (%)	0.73%
Exercise multiple	$ 2.8
Warrant Value per share	$ 0.30
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Dividend yield (%)
Expected volatility (%)	73.28%
Risk-free interest rate (%)	0.73%
Exercise multiple	$ 2.2
Warrant Value per share	$ 0.28